LOSS PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Antidilutive securities	12.8	13.3
Share options
Earnings per share [line items]
Antidilutive securities	7.5	7.1
Full value awards
Earnings per share [line items]
Antidilutive securities	5.3	5.2
Contingently issuable shares
Earnings per share [line items]
Antidilutive securities	0.0	1.0